Related Parties and Parties-In-Interest (Details) - EBP 333 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Plan's interest in master trust, at fair value	$ 1,129,584	$ 1,012,619
EBP, Other Related Party and Party-in-Interest
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total investments in the Master Trust	$ 799,261	$ 655,195
Investment, number of shares (in shares)	30,144	30,391
NVR, Inc common stock | EBP, Other Related Party and Party-in-Interest
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Plan's interest in master trust, at fair value	$ 219,834	$ 252,978